TAXATION - Components of the deferred tax assets (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss carryforwards	$ 64,092	$ 42,736
Accrued expenses and others	22,348	12,261
Less: valuation allowance	(67,769)	(53,421)	$ (23,249)	$ (13,514)
Total deferred tax assets	18,671	1,576
Set off of deferred tax liabilities pursuant to set off provisions	(1,497)
Net deferred tax assets	17,174	$ 1,576
Total deferred tax liabilities	3,101
Set-off of deferred tax assets pursuant to set-off provisions	(1,497)
Net deferred tax liabilities	$ 1,604